EXPLANATORY NOTE

Registrant is filing this amendment to its Form N-CEN for the fiscal year ended June 30, 2026 originally filed with the Securities and Exchange Commission on September 10, 2026
(Accession Number 0002071691-26-021340). The purpose of this amendment is to disclose a correction to the attachment included as the Independent public accountant's report on internal control. The prior Report of mistakenly included the Opinion report of the independent registered public accounting firm instead of the correct attachment, the Independent public accountant's report on internal control. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CEN filing.